                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/06

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS MAY 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)           DESCRIPTION                                                            COUPON       MATURITY          VALUE

                Corporate Bonds    95.7%
                AEROSPACE    1.7%
      $ 4,645   Hexcel Corp.                                                            6.750%      02/01/15    $      4,505,650
        6,440   K & F Acquisition, Inc.                                                 7.750       11/15/14           6,568,800
                                                                                                                ----------------
                                                                                                                      11,074,450
                                                                                                                ----------------
                BROADCASTING    1.0%
        3,740   Lin Television Corp.                                                    6.500       05/15/13           3,487,550
        1,645   Lin Television Corp., Ser B                                             6.500       05/15/13           1,533,962
        1,185   Salem Communications Corp.                                              7.750       12/15/10           1,190,925
                                                                                                                ----------------
                                                                                                                       6,212,437
                                                                                                                ----------------
                CABLE    6.4%
        4,815   Cablecom Luxembourg SCA, 144A - Private
                Placement (Euro) (Luxembourg) (a)                                       9.375       04/15/14           6,964,325
        6,005   Cablevision Systems Corp. (Floating Rate Coupon)                        9.620       04/01/09           6,410,337
        1,839   CCH I, LLC                                                             11.000       10/01/15           1,590,735
        7,820   Echostar DBS Corp.                                                      6.375       10/01/11           7,526,750
        1,290   Echostar DBS Corp.                                                      6.625       10/01/14           1,222,275
        3,255   Intelsat Subsidiary Holding Co. Ltd. (Floating Rate
                Coupon) (Bermuda)                                                       9.614       01/15/12           3,316,031
          460   Intelsat Subsidiary Holding Co. Ltd. (Bermuda)                          8.250       01/15/13             464,025
        4,315   Intelsat Subsidiary Holding Co. Ltd. (Bermuda)                          8.625       01/15/15           4,390,512
          655   NTL Cable Plc (United Kingdom)                                          8.750       04/15/14             661,550
          898   PanAmSat Corp.                                                          9.000       08/15/14             936,165
        7,205   PanAmSat Holding Corp. (b)                                           0/10.375       11/01/14           5,277,662
        2,295   Renaissance Media Group                                                10.000       04/15/08           2,300,737
                                                                                                                ----------------
                                                                                                                      41,061,104
                                                                                                                ----------------

                CHEMICALS    6.4%
        2,855   Cognis Deutschland GmbH & Co., 144A - Private
                Placement (Euro) (Floating Rate Coupon) (Germany)(a)                    7.816       11/15/13           3,768,151
        4,950   Equistar Chemicals LP                                                  10.125       09/01/08           5,296,500
          620   Equistar Chemicals LP                                                  10.625       05/01/11             674,250
          952   Huntsman International LLC                                             10.125       07/01/09             973,420
        4,000   Huntsman International LLC (Euro)                                      10.125       07/01/09           5,279,371
        3,238   Innophos Investments Holdings, Inc. (Floating Rate Coupon) (c)         13.170       02/15/15           3,262,430
        3,245   Innophos, Inc.                                                          8.875       08/15/14           3,318,012
        1,730   Koppers, Inc.                                                           9.875       10/15/13           1,911,650
        1,930   Millennium America, Inc.                                                9.250       06/15/08           2,009,612

        2,775   Nalco Co.                                                               7.750       11/15/11           2,795,812
        3,960   Nalco Co.                                                               8.875       11/15/13           4,093,650
        2,268   Rockwood Specialties Group, Inc.                                       10.625       05/15/11           2,460,780
        1,390   Rockwood Specialties Group, Inc., 144A - Private
                Placement (Euro) (United Kingdom) (a)                                   7.625       11/15/14           1,830,129
        2,940   Westlake Chemical Corp.                                                 6.625       01/15/16           2,844,450
                                                                                                                ----------------
                                                                                                                      40,518,217
                                                                                                                ----------------

                CONSUMER PRODUCTS    2.1%
        8,210   Levi Strauss & Co. (Floating Rate Coupon)                               9.740       04/01/12           8,528,137
        2,295   Oxford Industrials, Inc.                                                8.875       06/01/11           2,363,850
        2,632   Tempur Pedic, Inc.                                                     10.250       08/15/10           2,803,080
                                                                                                                ----------------
                                                                                                                      13,695,067
                                                                                                                ----------------

                DIVERSIFIED MEDIA    4.7%
        1,155   Advanstar Communications, Inc.                                         10.750       08/15/10           1,253,175
        2,840   AMC Entertainment, Inc. (Floating Rate Coupon)                          9.420       08/15/10           2,946,500
        6,187   CanWest Media, Inc. (Canada)                                            8.000       09/15/12           6,264,184
        2,282   Dex Media East/Finance Corp., LLC                                      12.125       11/15/12           2,584,365
        3,587   Dex Media West/Finance Corp., LLC, Ser B                                9.875       08/15/13           3,927,765
        3,290   Houghton Mifflin Co.                                                    8.250       02/01/11           3,388,700
        3,985   Houghton Mifflin Co.                                                    9.875       02/01/13           4,224,100
        1,525   Nebraska Book Co., Inc.                                                 8.625       03/15/12           1,410,625
        4,290   Quebecor World Cap Corp., 144A - Private Placement
                (Canada) (a)                                                            8.750       03/15/16           4,065,603
                                                                                                                ----------------
                                                                                                                      30,065,017
                                                                                                                ----------------

                ENERGY    8.9%
        4,925   Chaparral Energy, Inc., 144A - Private Placement (a)                    8.500       12/01/15           5,011,187
        6,870   CHC Helicopter Corp. (Canada)                                           7.375       05/01/14           6,766,950
        2,325   Chesapeake Energy Corp.                                                 6.375       06/15/15           2,202,937
        3,200   Chesapeake Energy Corp.                                                 6.625       01/15/16           3,080,000
        5,320   Chesapeake Energy Corp.                                                 7.500       09/15/13           5,466,300
        1,645   Compagnie Generale de Geophysique SA (France)                           7.500       05/15/15           1,661,450
        5,120   El Paso Production Holding Co.                                          7.750       06/01/13           5,248,000
        1,800   Hanover Compressor Co.                                                  8.625       12/15/10           1,863,000
          890   Hanover Compressor Co.                                                  9.000       06/01/14             950,075
          109   Hanover Equipment Trust, Ser A                                          8.500       09/01/08             111,452
        3,042   Hanover Equipment Trust, Ser B                                          8.750       09/01/11           3,178,890
        5,460   Hilcorp Energy/Finance Corp., 144A - Private Placement (a)              7.750       11/01/15           5,405,400
        2,731   Hilcorp Energy/Finance Corp., 144A - Private Placement (a)             10.500       09/01/10           2,983,617
        3,460   Husky Oil Ltd. (Variable Rate Coupon) (Canada)                          8.900       08/15/28           3,671,569
        1,863   Magnum Hunter Resources, Inc.                                           9.600       03/15/12           1,981,766
        3,450   Pacific Energy Partners                                                 7.125       06/15/14           3,458,625
        4,020   Pogo Producing Co.                                                      6.875       10/01/17           3,819,000
                                                                                                                ----------------
                                                                                                                      56,860,218
                                                                                                                ----------------

                FINANCIAL    0.5%
        3,395   Residential Capital Corp.                                               6.375       06/30/10           3,354,270
                                                                                                                ----------------

                FOOD & DRUG    2.9%
        3,750   Albertson's, Inc.                                                       7.250       05/01/13           3,660,019
        1,450   Albertson's, Inc.                                                       7.500       02/15/11           1,455,145
        2,625   Delhaize America, Inc.                                                  8.125       04/15/11           2,808,004
        3,195   Jean Coutu Group (PJC), Inc. (Canada)                                   7.625       08/01/12           3,123,112
        1,700   Jitney-Jungle Stores America, Inc. (d) (e) (f)                         12.000       03/01/06                   0
        3,765   Kroger Co., 144A - Private Placement (a)                                8.500       07/15/17           4,022,701
        3,130   Rite Aid Corp.                                                          8.125       05/01/10           3,169,125
                                                                                                                ----------------
                                                                                                                      18,238,106
                                                                                                                ----------------

                FOOD & TOBACCO    4.7%
        3,125   Michael Foods, Inc.                                                     8.000       11/15/13           3,132,812
        4,720   Pilgrim's Pride Corp.                                                   9.250       11/15/13           4,790,800
        7,095   Pilgrim's Pride Corp.                                                   9.625       09/15/11           7,467,487
        7,685   RJ Reynolds Tobacco Holdings, Inc.                                      6.500       07/15/10           7,588,937
        5,545   Smithfield Foods, Inc.                                                  7.000       08/01/11           5,461,825
          450   Smithfield Foods, Inc., Ser B                                           7.750       05/15/13             454,500
        1,080   Smithfield Foods, Inc., Ser B                                           8.000       10/15/09           1,117,800
                                                                                                                ----------------
                                                                                                                      30,014,161
                                                                                                                ----------------

                FOREST PRODUCTS    5.5%
        2,575   Abitibi-Consolidated, Inc. (Canada)                                     6.000       06/20/13           2,188,750
        3,815   Covalence Specialty Materials Corp., 144A - Private
                Placement (a)                                                          10.250       03/01/16           3,872,225
        2,015   Crown Americas, 144A - Private Placement (a)                            7.625       11/15/13           2,035,150
        1,975   Crown European Holdings SA (Euro) (France)                              6.250       09/01/11           2,695,266
        3,840   Graham Packaging Co., Inc.                                              8.500       10/15/12           3,897,600
        3,965   Graham Packaging Co., Inc.                                              9.875       10/15/14           4,064,125
        4,870   Graphic Packaging International, Inc.                                   9.500       08/15/13           4,918,700
        1,535   JSG Funding Plc (Euro) (Ireland)                                       10.125       10/01/12           2,183,315
          130   Owens-Brockway Glass Containers, Inc.                                   8.875       02/15/09             134,875
        2,100   Owens-Illinois, Inc.                                                    7.350       05/15/08           2,105,250
        5,540   Owens-Illinois, Inc.                                                    7.500       05/15/10           5,540,000
        1,085   P.H. Glatfelter, 144A - Private Placement (a)                           7.125       05/01/16           1,085,000
                                                                                                                ----------------
                                                                                                                      34,720,256
                                                                                                                ----------------

                GAMING & LEISURE    6.4%
          475   Ceasars Entertainment                                                   7.000       04/15/13             490,011
          993   Ceasars Entertainment                                                   8.875       09/15/08           1,052,580
        5,365   Host Marriott LP                                                        6.375       03/15/15           5,136,988
        4,240   Host Marriott LP                                                        7.125       11/01/13           4,282,400
        6,935   Isle of Capri Casinos, Inc.                                             7.000       03/01/14           6,761,625
        5,440   Las Vegas Sands Corp.                                                   6.375       02/15/15           5,140,800
        9,470   MGM Mirage, Inc.                                                        6.000       10/01/09           9,387,138
        1,835   Starwood Hotels & Resorts Worldwide, Inc.                               7.875       05/01/12           1,949,688
        3,005   Station Casinos, Inc.                                                   6.000       04/01/12           2,892,313
        3,795   Station Casinos, Inc.                                                   6.875       03/01/16           3,685,894
                                                                                                                ----------------
                                                                                                                      40,779,437
                                                                                                                ----------------

                HEALTHCARE    7.6%
        4,145   AmerisourceBergen Corp., 144A - Private Placement (a)                   5.625       09/15/12           4,059,435
        5,310   Community Health Systems, Inc.                                          6.500       12/15/12           5,117,513
        3,275   DaVita, Inc.                                                            6.625       03/15/13           3,164,469
        3,375   Fisher Scientific International, Inc.                                   6.125       07/01/15           3,299,063
        6,805   Fresenius Medical Care Capital Trust IV                                 7.875       06/15/11           7,094,213
        3,750   HCA, Inc.                                                               6.300       10/01/12           3,599,940
        2,085   HCA, Inc.                                                               8.700       02/10/10           2,216,491
          940   HCA, Inc.                                                               8.750       09/01/10           1,009,923
        3,980   Medcath Holdings Corp.                                                  9.875       07/15/12           4,069,550
        3,680   Omnicare, Inc.                                                          6.750       12/15/13           3,588,000
        1,480   Tenet Healthcare Corp.                                                  7.375       02/01/13           1,376,400
          900   Tenet Healthcare Corp.                                                  9.875       07/01/14             920,250
        4,900   VWR International, Inc.                                                 6.875       04/15/12           4,826,500
        3,975   Warner Chilcott Corp.                                                   8.750       02/01/15           3,984,938
                                                                                                                ----------------
                                                                                                                      48,326,685
                                                                                                                ----------------

                HOUSING    2.7%
          968   Goodman Global Holdings, Inc., Ser B (Floating Rate Coupon)             7.491       06/15/12             982,520
        1,180   Interface, Inc.                                                         7.300       04/01/08           1,209,500
        4,465   Interface, Inc.                                                         9.500       02/01/14           4,654,763
        1,435   Interface, Inc.                                                        10.375       02/01/10           1,583,881
        5,130   Nortek, Inc.                                                            8.500       09/01/14           5,181,300
        1,870   Technical Olympic USA, Inc.                                             9.000       07/01/10           1,893,375
        1,612   Technical Olympic USA, Inc.                                            10.375       07/01/12           1,644,240
                                                                                                                ----------------
                                                                                                                      17,149,579
                                                                                                                ----------------

                INFORMATION TECHNOLOGY    1.9%
          525   Iron Mountain, Inc.                                                     6.625       01/01/16             490,875
        2,300   Iron Mountain, Inc.                                                     7.750       01/15/15           2,305,750
        5,045   Iron Mountain, Inc.                                                     8.625       04/01/13           5,208,963
        3,540   Sungard Data Systems, Inc., 144A - Private
                Placement (a)                                                           9.125       08/15/13           3,730,275
          320   Sungard Data Systems, Inc., 144A - Private
                Placement (Floating Rate Coupon)(a)                                     9.431       08/15/13             338,400
                                                                                                                ----------------
                                                                                                                      12,074,263
                                                                                                                ----------------

                MANUFACTURING    2.3%
        2,185   General Cable Corp.                                                     9.500       11/15/10           2,367,994
        1,959   JohnsonDiversey, Inc. (Euro) (Luxembourg)                               9.625       05/15/12           2,648,329
        4,463   JohnsonDiversey, Inc., Ser B                                            9.625       05/15/12           4,529,945
        2,574   Manitowoc Co., Inc.                                                    10.500       08/01/12           2,818,530
        2,100   Propex Fabrics, Inc.                                                   10.000       12/01/12           1,984,500
                                                                                                                ----------------
                                                                                                                      14,349,298
                                                                                                                ----------------

                METALS    4.0%
        1,340   Foundation PA Coal Co.                                                  7.250       08/01/14           1,353,400
        6,170   Massey Energy Co., 144A - Private Placement (a)                         6.875       12/15/13           5,954,050
        8,550   Novelis, Inc., 144A - Private Placement (Canada) (a)                    8.000       02/15/15           8,208,000
        2,445   SGL Carbon Luxembourg SA, 144A - Private
                Placement (Euro) (Luxembourg)(a)                                        8.500       02/01/12           3,422,830
        5,992   UCAR Finance, Inc.                                                     10.250       02/15/12           6,411,440
                                                                                                                ----------------
                                                                                                                      25,349,720
                                                                                                               ----------------


                RETAIL    1.6%
        3,110   Brown Shoe Co., Inc.                                                    8.750       05/01/12           3,265,500
        5,005   Linens 'n Things, Inc., 144A - Private Placement
                (Floating Rate Coupon)(a)                                              10.702       01/15/14           4,854,850
        2,020   Phillips Van-Heusen Corp.                                               7.250       02/15/11           2,030,100
                                                                                                                ----------------
                                                                                                                      10,150,450
                                                                                                                ----------------

                SERVICES    3.1%
        5,715   Allied Waste North America, Inc.                                        6.375       04/15/11           5,536,406
        1,850   Allied Waste North America, Inc.                                        7.875       04/15/13           1,891,625
        1,437   Allied Waste North America, Inc., Ser B                                 9.250       09/01/12           1,539,386
        1,590   Buhrmann US, Inc.                                                       7.875       03/01/15           1,597,950
        3,580   Buhrmann US, Inc.                                                       8.250       07/01/14           3,642,650
        4,245   MSW Energy Holdings LLC, Ser B                                          7.375       09/01/10           4,287,450
          985   MSW Energy Holdings/Finance                                             8.500       09/01/10           1,026,863
                                                                                                                ----------------
                                                                                                                      19,522,330
                                                                                                                ----------------

                TELECOMMUNICATIONS    2.8%
        4,186   Axtel SA (Mexico)                                                      11.000       12/15/13           4,688,320
        6,030   Exodus Communications, Inc. (d)(e)(f)                                  11.250       07/01/08                   0
          770   Exodus Communications, Inc. (d)(e)(f)                                  11.625       07/15/10                   0
        4,000   Exodus Communications, Inc. (Euro) (d)(e)(f)                           11.375       07/15/08                   0
        8,250   GST Network Funding, Inc. (d) (e) (f)                                  10.500       05/01/08                 825
        1,320   Nordic Tel Co. Holdings, 144A - Private Placement
                (Denmark) (a)                                                           8.875       05/01/16           1,369,500
        4,000   Park N View, Inc., Ser B (d)(e)(f)                                     13.000       05/15/08                   0
        4,405   Qwest Communications International, Inc. (Floating
                Rate Coupon)                                                            8.670       02/15/09           4,504,113
          990   Qwest Corp.                                                             5.625       11/15/08             977,625
        1,100   TDC A S (Euro) (Denmark)                                                6.500       04/19/12           1,459,272
        4,480   Wind Acquisition Finance SA, 144A - Private
                Placement (Luxembourg)(a)                                              10.750       12/01/15           4,849,600
                                                                                                                ----------------
                                                                                                                      17,849,255
                                                                                                                ----------------

                TRANSPORTATION    8.5%
        6,725   Amsted Industries, Inc., 144A - Private Placement (a)                  10.250       10/15/11           7,296,625
        1,765   Arvinmeritor, Inc.                                                      8.750       03/01/12           1,782,650
        4,800   Ford Motor Co.                                                          7.450       07/16/31           3,504,000
        3,935   Ford Motor Credit Co.                                                   5.625       10/01/08           3,609,804
        4,450   General Motors Acceptance Corp.                                         4.375       12/10/07           4,216,237
        6,220   General Motors Acceptance Corp.                                         6.875       09/15/11           5,849,493
        1,690   General Motors Corp.                                                    7.125       07/15/13           1,330,875
        8,435   General Motors Corp.                                                    8.375       07/15/33           6,442,231
        5,720   Petro Stopping Centers, LP                                              9.000       02/15/12           5,777,200
        8,425   Sonic Automotive, Inc., Ser B                                           8.625       08/15/13           8,551,375
        5,471   TRW Automotive, Inc.                                                    9.375       02/15/13           5,922,358
                                                                                                                ----------------
                                                                                                                      54,282,848
                                                                                                                ----------------

                UTILITY    7.7%
          925   AES Corp.                                                               7.750       03/01/14             952,750
          528   AES Corp.                                                               8.875       02/15/11             564,300

          740   AES Corp.                                                               9.375       09/15/10             804,750
        3,035   AES Corp., 144A - Private Placement (a)                                 9.000       05/15/15           3,300,563
        5,930   CMS Energy Corp.                                                        7.500       01/15/09           6,033,775
        2,825   Colorado Interstate Gas Co., 144A - Private
                Placement (a)                                                           6.800       11/15/15           2,801,349
        2,585   IPALCO Enterprises, Inc.                                                8.375       11/14/08           2,701,325
        1,355   IPALCO Enterprises, Inc.                                                8.625       11/14/11           1,460,013
        4,645   Monongahela Power Co.                                                   5.000       10/01/06           4,634,530
        2,945   Nevada Power Co., Ser A                                                 8.250       06/01/11           3,194,209
        2,515   Nevada Power Co., Ser G                                                 9.000       08/15/13           2,761,510
          995   Northwest Pipeline Corp.                                                8.125       03/01/10           1,049,725
        5,695   Ormat Funding Corp.                                                     8.250       12/30/20           5,894,339
        4,030   PSEG Energy Holdings                                                    8.625       02/15/08           4,171,050
        1,955   Southern Natural Gas Co.                                                8.875       03/15/10           2,079,318
        6,210   Williams Cos., Inc.                                                     7.875       09/01/21           6,473,925
                                                                                                                ----------------
                                                                                                                      48,877,431
                                                                                                                ----------------

                WIRELESS COMMUNICATIONS    2.3%
        3,090   American Tower Corp.                                                    7.125       10/15/12           3,174,975
        3,085   American Tower Corp.                                                    7.500       05/01/12           3,162,125
        3,865   Rural Cellular Corp. (Floating Rate Coupon)                             9.410       03/15/10           3,961,625
        4,040   UbiquiTel Operating Co.                                                 9.875       03/01/11           4,433,900
                                                                                                                ----------------
                                                                                                                      14,732,625
                                                                                                                ----------------

                TOTAL CORPORATE BONDS   95.7%                                                                        609,257,224
                                                                                                                ----------------

                FOREIGN CONVERTIBLE CORPORATE OBLIGATION    0.6%
        3,980   Nortel Networks Corp. (Canada)                                          4.250       09/01/08           3,785,975
                                                                                                                ----------------

                FOREIGN GOVERNMENT OBLIGATION    0.5%
       32,575   Mexico (United Mexican States) (Peso) (Mexico)                         10.000       12/05/24           3,018,852
                                                                                                                ----------------



DESCRIPTION                                                                                                          VALUE

EQUITIES    0.2%
                DecisionOne Corp. (10,890 Common Stock Warrants
                Class A) (f)(g)                                                                                                0
                DecisionOne Corp. (18,765 Common Stock Warrants
                Class B) (f)(g)                                                                                                0
                DecisionOne Corp. (11,130 Common Stock Warrants
                Class C) (f)(g)                                                                                                0
                DecisionOne Corp. (19,895 Common Shares) (f)(g)                                                                0
                Doe Run Resources Corp. (29 Common Stock
                Warrants) (f)(g)                                                                                         146,515
                HCI Direct, Inc. (106,250 Common Shares Class A) (f)(g)                                                1,275,000
                HF Holdings, Inc. (36,820 Common Stock Warrants) (f)(g)                                                        0
                Hosiery Corp. of America, Inc., 144A - Private
                Placement (1,000 Common Shares Class A) (a)(f)(g)                                                              0

                Jazztel, Plc, 144A - Private Placement (5,000
                Common Stock Warrants) (Euro) (United Kingdom) (a)
                (f)(g)                                                                                                         0
                OpTel, Inc., 144A- Private Placement (3,275 Common
                Shares) (a)(f)(g)                                                                                              0
                Park N View, Inc., 144A - Private Placement (4,000
                Common Stock Warrants) (a)(f)(g)                                                                               0
                Reunion Industries, Inc. (107,947 Common Stock
                Warrants) (f)(g)                                                                                               0
                Ventelo, Inc., 144A - Private Placement (73,021
                Common Shares) (Euro) (United Kingdom) (a)(f)(g)                                                               0
                Viatel Holding Bermuda Ltd. (7,852 Common Shares)
                (Bermuda)(g)                                                                                                 550
                VS Holdings, Inc. (946,962 Common Shares) (f) (g)                                                              0
                XO Holdings, Inc. (3,469 Common Shares) (g)                                                               18,143
                XO Holdings, Inc., Ser A (6,941 Common Stock Warrants) (g)                                                 6,733
                XO Holdings, Inc., Ser B (5,205 Common Stock Warrants) (g)                                                 3,383
                XO Holdings, Inc., Ser C (5,205 Common Stock Warrants) (g)                                                 1,978
                                                                                                                ----------------

TOTAL EQUITIES                                                                                                         1,452,302
                                                                                                                ----------------

TOTAL LONG-TERM INVESTMENTS    97.0%
   (Cost $653,224,404)                                                                                               617,514,353

REPURCHASE AGREEMENT    2.3%
                State Street Bank & Trust Co. ($14,935,000 par
                collateralized by U.S. Government obligations
                in a pooled cash account, interest rate of 4.89%,
                dated 05/31/06, to be sold on 06/01/06 at $14,937,029)
                (Cost $14,935,000)                                                                                    14,935,000
                                                                                                                ----------------

TOTAL INVESTMENTS    99.3%
   (Cost $668,159,404)                                                                                               632,449,353

FOREIGN CURRENCY    0.0%
   (Cost $74,386)                                                                                                         74,134

OTHER ASSETS IN EXCESS OF LIABILITIES    0.7%                                                                          4,394,882
                                                                                                                ----------------

NET ASSETS    100.0%                                                                                            $    636,918,369
                                                                                                                ================

                Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.


(c)             Payment-in-kind security.
(d)             Non-income producing as security is in default.
(e) This borrower has filed for protection in federal bankruptcy court.
(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.
(g) Non-income producing security as this stock currently does not declare dividends.
(Euro)          Eurodollar
(Peso)          Mexican Peso




FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF MAY 31, 2006:

                                                                                 IN                                 UNREALIZED
                                                                              EXCHANGE           CURRENT          APPRECIATION/
FORWARD CONTRACTS                                                                FOR              VALUE            DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Short Contracts:
Euro Currency
  11,073,000 expiring 6/27/06                                                    US $         $   14,214,358      $    (869,178)
  11,420,000 expiring 6/27/06                                                    US $             14,659,800           (896,359)
   1,126,000 expiring 6/27/06                                                    US $              1,445,441            (26,230)
                                                                                              --------------      --------------
                                                                                              $   30,319,599      $  (1,791,767)
                                                                                              --------------      --------------

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Yield Fund

By: /s/ Ronald E. Robison
--------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
--------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2006

By: /s/ Phillip G. Goff
--------------------------
Name: Phillip G.Goff
Title: Principal Financial Officer
Date: July 20, 2006